Revenues and Cost of Services - Disclosure Of Cost Of Services Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and Cost of Services [Abstract]
Processing Costs	$ 655,015	$ 427,127	$ 356,295
Hosting Expenses	10,873	7,723	6,235
Amortisation, intangible assets other than goodwill from costs of services	20,787	13,413	8,710
Wages And Salaries Operations	4,156	3,038	2,252
Cost of services	$ 690,831	$ 451,301	$ 373,492